GREAT-WEST FUNDS, INC.

Great-West Core Strategies: U.S. Equity Fund

Institutional Class Ticker: MXEBX

Class L Ticker: MXEHX

(the “Fund”)

Supplement dated April 14, 2020 to the Prospectus, Summary Prospectus and

Statement of Additional Information (“SAI”) for the Fund, each dated August 28, 2019, as supplemented

Effective immediately, Walter Scully is no longer a portfolio manager to the Fund.  All references to Walter Scully in the Prospectus, Summary Prospectus and SAI are hereby removed.

This Supplement must be accompanied by or read in conjunction with the current Prospectus, Summary Prospectus and SAI for the Fund, each dated August 28, 2019, as supplemented.

Please keep this Supplement for future reference.